UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Value Fund

(the “Fund”)

(All Share Classes)

Supplement dated August 20, 2019

to the Summary Prospectuses and Prospectuses

dated December 29, 2018, as supplemented

1.

Effective immediately, the portfolio manager information in the “Risk/Return Summary – Management – Investment Sub-adviser” section of the Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Investment Sub-adviser

Fuller & Thaler Asset Management, Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Sub-Adviser
David M. Potter, CFA	2005	Lead Portfolio Manager and Partner
Dr. Russell J. Fuller, CFA	1998	President and Chief Investment Officer
Ryam S. Lee, CFA	2019	Analyst

In addition, the second paragraph in the “The Fund’s Management and Administration – JPMIM, Sub-Adviser and Portfolio Managers” section of the Prospectus is deleted in its entirety and replaced with the following:

Mr. David M. Potter, CFA, is the Lead Portfolio Manager for the Undiscovered Managers Behavioral Value Fund, a position he has held since 2005. As Lead Portfolio Manager he has ultimate decision-making authority for all investment aspects of the Fund. Prior to joining Fuller & Thaler, he was a Vice President at Goldman Sachs. Previously, he was an Associate Director at Scotia Capital Markets, the capital markets division of Scotiabank. Mr. Potter received his BA (honors) in Economics and Finance from McGill University in Montreal and his MBA (honors) in Finance from the University of Chicago. Mr. Potter holds the Chartered Financial Analyst designation and is a member of the CFA Society of San Francisco. He is a shareholder of Fuller & Thaler and a member of its Board of Directors.

Dr. Russell J. Fuller, CFA, founded Fuller & Thaler and has served as its President, Chief Investment Officer, and Chairman since 1993. He is a pioneer of behavioral finance and provides insights and advice on the behavioral investment processes at Fuller & Thaler. He was Vice President of Strategic Development of Concord Capital Management from 1990 to 1993, and Professor of Finance at Washington State University beginning in 1976 and Chair of the Department of Finance thereof from 1984 to 1990. Dr. Fuller received his BA, MBA, and PhD (in finance) from the University of Nebraska. Dr. Fuller holds the Chartered Financial Analyst designation. He is a shareholder of Fuller & Thaler and Chairman of its Board of Directors.

Mr. Ryam S. Lee, CFA, is an Analyst on the Fund. He supports the research and portfolio management efforts on the Fund. He has over eight years of financial industry experience. Prior to joining Fuller & Thaler first as an MBA intern in 2016 and then as an Analyst in 2017, he worked at Weitz Investment Management in 2015 and as an analyst at McCarthy Capital from 2013 to 2015. Previously, he worked in corporate development at a commodity management firm and business valuation at an independent valuation firm. Mr. Lee received his BA (honors) in Economics and Finance from Creighton University and an MBA in Accounting, Economics, and Finance from the University of Chicago Booth School of Business. He holds the Chartered Financial Analyst designation and is a member of the CFA Society of San Francisco.

2.

Effective immediately, the Fund may engage in securities lending. The seventh paragraph in the “More About the Fund – Additional Information About The Fund’s Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

SUP-UMBV-819

Although not main strategies, the Fund may also utilize the following, some of which may be equity securities:

•	preferred stock

•	convertible securities

•	trust or partnership interests

•	warrants and rights to buy common stock

•	securities lending

3.

Effective immediately, the following is added as the last bullet point in the “Investing with J.P. Morgan Funds – Fund Subject To A Limited Offering – Undiscovered Managers Behavioral Value Fund” section of the Prospectus:

•	Named investment professionals listed in the Fund’s prospectus may utilize the Fund for both new accounts and existing Fund accounts.

4.	Effective immediately, the first paragraph in the “The Fund’s Past Performance” section is revised with the following:

For the Class A, Class C, and Class I Shares:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Value Index and the Lipper Small-Cap Value Funds Index, an index based on the total returns of certain mutual funds as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

For the Class L Shares:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class L Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Value Index and the Lipper Small-Cap Value Funds Index, an index based on the total returns of certain mutual funds as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

For the Class R2, Class R3, Class R4, Class R5 and Class R6 Shares:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Value Index and the Lipper Small-Cap Value Funds Index, an index based on the total returns of certain mutual funds as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of Class R2 Shares prior to their inception is based on the performance of the Class A Shares (which are not offered in this prospectus). The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The performance of Class R6 Shares prior to their inception is based on the performance of the Class L Shares (which are not offered in this prospectus). The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class L Shares. The

Class R3, Class R4 and Class R5 Shares commenced operations on 3/1/17 and, therefore, do not have a full calendar year of performance. The actual returns of Class R3, Class R4 and Class R5 Shares would have been different than those shown for Class R2 Shares because Class R3, Class R4 and Class R5 Shares have different expenses than Class R2 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

For the Class T Shares:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class T Shares have not yet commenced operation as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Value Index and the Lipper Small-Cap Value Funds Index, an index based on the total returns of certain mutual funds as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of Class T Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES

FOR FUTURE REFERENCE

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Value Fund

(All Share Classes)

Supplement dated August 20, 2019

to the Statement of Additional Information

dated December 29, 2018, as supplemented

Effective immediately, the “Portfolio Managers – Portfolio Managers’ Other Accounts Managed” section of the Undiscovered Managers Behavioral Value Fund is deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of July 31, 2019:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Behavioral Value Fund
David M. Potter	1	$15,963	1	$41,430	1,042	$1,063,378
Russell J. Fuller	1	1,860.777	0	0	0	0
Ryam S. Lee	1	15,963	1	41,430	1,042	1,063,378

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of July 31, 2019:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Behavioral Value Fund
David M. Potter	0	$0	0	$0	0	$0
Russell J. Fuller	0	0	0	0	0	0
Ryam S. Lee	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of assets allocation, multi-managed or other accounts.

In addition, the “Portfolio Managers – Portfolio Managers’ Ownership of Securities” section of the Undiscovered Managers Behavioral Value Fund is deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of July 31, 2019:

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Behavioral Value Fund
David M. Potter							X
Russell J. Fuller						X
Ryam S. Lee				X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

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